Leases - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations[Abstract]
Amortization of right-of-use assets	$ 121	$ 92	$ 72
Interest of lease liabilities	$ 5	$ 6